RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Rene Sola Singapore Pte Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Debt Instrument, Face Amount	$ 200,000
Debt Instrument, Interest Rate, Stated Percentage	1.00%	1.00%
Eiffel Investment Group [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.00%	2.00%
Debt Instrument, Face Amount, Issuance of bond	$ 7,960	€ 7,030